As filed with the Securities and Exchange Commission on February 18, 2020

Securities Act File No. 333-174323
Investment Company Act File No. 811-22558

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 46	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 48	☒
(Check appropriate box or boxes)

Brookfield Investment Funds

(Exact Name of Registrant as Specified in Charter)

Brookfield Place, 250 Vesey Street

New York, New York 10281-1023
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (855) 777-8001

Brian F. Hurley, Esq.
Brookfield Public Securities Group LLC

Brookfield Place, 250 Vesey Street
New York, New York 10281-1023
(Name and Address of Agent for Service)

Copies to:

Thomas D. Peeney, Esq.	Michael R. Rosella, Esq.
Brookfield Public Securities Group LLC	Paul Hastings LLP
Brookfield Place	75 East 55th Street
250 Vesey Street	New York, New York 10022
New York, New York 10281-1023

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective: (check appropriate box)

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a) (1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 46 to the Registration Statement of Brookfield Investment Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 45 on Form N-1A filed on January 28, 2020.  This PEA No. 46 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 45 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BROOKFIELD INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 46 to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of February, 2020.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Brian F. Hurley
Brian F. Hurley
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 46 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	SIGNATURE	CAPACITY	DATE

	/s/ Brian F. Hurley	President and Principal Executive Officer	February 18, 2020
Brian F. Hurley

	/s/ Heather S. Goldman*	Trustee	February 18, 2020
Heather S. Goldman

	/s/ David Levi*	Trustee	February 18, 2020
David Levi

	/s/ Angela W. Ghantous	Treasurer (Principal Financial and Accounting Officer)	February 18, 2020
Angela W. Ghantous

	/s/ Edward A. Kuczmarski*	Trustee	February 18, 2020
Edward A. Kuczmarski

	/s/ Stuart A. McFarland*	Trustee	February 18, 2020
Stuart McFarland

	/s/ Louis P. Salvatore*	Trustee	February 18, 2020
Louis P. Salvatore

*By:	/s/ Brian F. Hurley		February 18, 2020
Brian F. Hurley
Attorney-In-Fact, pursuant to Power of Attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase